PHL VARIABLE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2017

PHL Variable Accumulation Account II

ANNUAL REPORT TO CONTRACT OWNERS

December 31, 2017

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities

December 31, 2017

	SHARES	COST	VALUE

Assets:
Investments in portfolio shares, at net asset value (Note 1):
ALPS Investors Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Conservative ETF Portfolio	5,913.980	$63,156	$65,705
Growth ETF Portfolio	72,970.838	788,611	872,732
Income and Growth ETF Portfolio	2,848.775	25,586	30,767
Amundi Pioneer Asset Management:
Equity Income Portfolio	385.989	11,986	12,621
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	2,967.127	46,729	59,700
Dreyfus Stock Index Fund - Service	4,540.471	194,802	243,096
Fidelity Variable Insurance Products - Service:
Strategic Income Portfolio	3,312.106	37,067	37,757
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund	2,819.043	44,830	46,543
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	1,196.738	29,083	29,715
Rydex Energy Fund	39.189	2,780	2,922
Invesco Variable Insurance Funds:
Government Money Market Fund	42,289.942	42,290	42,291
Janus Henderson VIT Funds - Service:
Balanced Portfolio	1,173.924	32,993	43,541
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	237.562	5,102	5,604
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	12,212.589	132,373	132,507
Short-Term Portfolio	4,776.538	48,922	49,533
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	2,444.757	19,876	17,700
High Yield Portfolio	6,656.259	52,020	52,385
Real Return Portfolio	1,068.244	13,412	13,268
Total Return Portfolio	60,517.772	659,136	662,065
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	875.871	20,184	26,442
VanEck VIP Trust:
Emerging Markets Fund	1,258.216	15,808	19,665
Global Hard Assets Fund	344.245	7,102	7,873
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,704.555	31,704	42,273
International Portfolio	4,348.507	91,178	118,889
Total Bond Market Index Portfolio	17,560.525	209,734	208,094
Total Stock Market Index Portfolio	5,334.032	176,305	204,080
Total Assets			$3,047,768

Contract Owners’ Equity:
Accumulation units			$3,047,768
Total Contract Owners Equity			$3,047,768

The accompanying notes are an integral part of these financial statements.
2

This page intentionally left blank.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2017

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES)			AMUNDI PIONEER ASSET MANAGEMENT (a)*	DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	EQUITY INCOME	SMALL CAP STOCK INDEX

Investment income:
Income dividends from investments in portfolio shares	$1,148	$11,251	$525	$243	$457
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	22	5,033	1,763	569	1,747
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	6	88
Net realized long-term capital gain distributions from investments in portfolio shares	313	43,853	1,389	1,526	2,893
Net realized gain (loss) on investments in portfolio shares	335	48,886	3,152	2,101	4,728
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,375	74,453	(544)	(91)	2,280
Net increase (decrease) in net assets from operations	$3,858	$134,590	$3,133	$2,253	$7,465

Statements of Changes in Net Assets

For the Year Ended December 31, 2017

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES)			AMUNDI PIONEER ASSET MANAGEMENT (a)*	DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	EQUITY INCOME	SMALL CAP STOCK INDEX

Changes from operations:
Investment income	$1,148	$11,251	$525	$243	$457
Net realized gain (loss) on investments in portfolio shares	335	48,886	3,152	2,101	4,728
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,375	74,453	(544)	(91)	2,280
Net increase (decrease) in net assets from operations	3,858	134,590	3,133	2,253	7,465
Changes from contract owners transactions:
Contract redemptions	(815)	(75,742)	(5,526)	(542)	(47)
Net transfers	—	—	—	(7,132)	(14,719)
Net increase (decrease) in net assets from contract owners’ transactions	(815)	(75,742)	(5,526)	(7,674)	(14,766)
Net increase (decrease) in net assets	3,043	58,848	(2,393)	(5,421)	(7,301)
Net assets, beginning of period	62,662	813,884	33,160	18,042	67,001
Net assets, end of period	$65,705	$872,732	$30,767	$12,621	$59,700
*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.
4

DREYFUS INVESTMENT PORTFOLIOS (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	GUGGENHEIM VARIABLE INSURANCE FUNDS		INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT FUNDS - SERVICE (b)*	LAZARD RETIREMENT SERIES	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

DREYFUS STOCK INDEX	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	MULTI HEDGE STRATEGIES	RYDEX ENERGY	GOVERNMENT MONEY MARKET	BALANCED	EMERGING MARKETS EQUITY	ALL ASSET

$3,326	$1,109	$—	$—	$—	$212	$562	$91	$5,694

6,509	34	96	(169)	—	—	—	(1)	(11)

191	192	—	—	—	—	—	—	—

5,284	—	151	—	—	—	77	—	—
11,984	226	247	(169)	—	—	77	(1)	(11)

30,223	720	136	1,163	(112)	—	6,045	1,131	5,952
$45,533	$2,055	$383	$994	$(112)	$212	$6,684	$1,221	$11,635

DREYFUS INVESTMENT PORTFOLIOS (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	GUGGENHEIM VARIABLE INSURANCE FUNDS		INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT FUNDS - SERVICE (b)*	LAZARD RETIREMENT SERIES	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

DREYFUS STOCK INDEX	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	MULTI HEDGE STRATEGIES	RYDEX ENERGY	GOVERNMENT MONEY MARKET	BALANCED	EMERGING MARKETS EQUITY	ALL ASSET

$3,326	$1,109	$—	$—	$—	$212	$562	$91	$5,694
11,984	226	247	(169)	—	—	77	(1)	(11)

30,223	720	136	1,163	(112)	—	6,045	1,131	5,952
45,533	2,055	383	994	(112)	212	6,684	1,221	11,635

(146)	(730)	(1,198)	(32)	—	(6,187)	—	(10)	(69)
(41,641)	18,535	16,884	7,369	594	(416)	—	—	64,450

(41,787)	17,805	15,686	7,337	594	(6,603)	—	(10)	64,381
3,746	19,860	16,069	8,331	482	(6,391)	6,684	1,211	76,016
239,350	17,897	30,474	21,384	2,440	48,682	36,857	4,393	56,491
$243,096	$37,757	$46,543	$29,715	$2,922	$42,291	$43,541	$5,604	$132,507

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE (continued)	PIMCO VARIABLE INSURANCE TRUST - ADVISOR

	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	HIGH YIELD	REAL RETURN	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$837	$1,468	$2,374	$945	$13,900
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12	(1,534)	(331)	(12,885)	(6,704)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	12	(1,534)	(331)	(12,885)	(6,704)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	322	1,107	1,010	13,491	28,081
Net increase (decrease) in net assets from operations	$1,171	$1,041	$3,053	$1,551	$35,277

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE (continued)	PIMCO VARIABLE INSURANCE TRUST - ADVISOR

	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	HIGH YIELD	REAL RETURN	TOTAL RETURN
Changes from operations:
Investment income	$837	$1,468	$2,374	$945	$13,900
Net realized gain (loss) on investments in portfolio shares	12	(1,534)	(331)	(12,885)	(6,704)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	322	1,107	1,010	13,491	28,081
Net increase (decrease) in net assets from operations	1,171	1,041	3,053	1,551	35,277
Changes from contract owners transactions:
Contract redemptions	(40)	(15)	(529)	(44)	(14,481)
Net transfers	(155)	9,312	(3,195)	(64,054)	(161,505)
Net increase (decrease) in net assets from contract owners’ transactions	(195)	9,297	(3,724)	(64,098)	(175,986)
Net increase (decrease) in net assets	976	10,338	(671)	(62,547)	(140,709)
Net assets, beginning of period	48,557	7,362	53,056	75,815	802,774
Net assets, end of period	$49,533	$17,700	$52,385	$13,268	$662,065

The accompanying notes are an integral part of these financial statements.
6

T. ROWE PRICE EQUITY SERIES	VANECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS
BLUE CHIP GROWTH II	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	INTERNATIONAL	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	TOTAL

$—	$41	$—	$907	$722	$4,838	$2,275	$52,925

187	(25)	—	—	795	(3)	2,232	(2,664)

—	—	—	120	—	108	12	717

313	—	—	1,309	441	544	6,187	64,280
500	(25)	—	1,429	1,236	649	8,431	62,333

5,635	5,013	(158)	3,087	25,478	1,243	18,241	226,281
$6,135	$5,029	$(158)	$5,423	$27,436	$6,730	$28,947	$341,539

T. ROWE PRICE EQUITY SERIES	VANECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS
BLUE CHIP GROWTH II	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	INTERNATIONAL	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	TOTAL

$—	$41	$—	$907	$722	$4,838	$2,275	$52,925
500	(25)	—	1,429	1,236	649	8,431	62,333

5,635	5,013	(158)	3,087	25,478	1,243	18,241	226,281
6,135	5,029	(158)	5,423	27,436	6,730	28,947	341,539

(302)	(18)	—	—	(462)	(193)	(1,601)	(108,729)
3,594	6,610	—	—	47,924	29,639	87,906	—

3,292	6,592	—	—	47,462	29,446	86,305	(108,729)
9,427	11,621	(158)	5,423	74,898	36,176	115,252	232,810
17,015	8,044	8,031	36,850	43,991	171,918	88,828	2,814,958
$26,442	$19,665	$7,873	$42,273	$118,889	$208,094	$204,080	$3,047,768

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2016

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES) (j)*			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	MIDCAP STOCK (a)*	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$951	$11,537	$556	$3,501	$1,078
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12,208	428	1,750	(18,779)	13,347
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,637	35,396	1,699	29,278	10,223
Net realized gain (loss) on investments in portfolio shares	13,845	35,824	3,449	10,499	23,570
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,575	15,336	(1,675)	3,582	(1,993)
Net increase (decrease) in net assets from operations	$17,371	$62,697	$2,330	$17,582	$22,655

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES) (j)*			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	MIDCAP STOCK (a)*	SMALL CAP STOCK INDEX
Changes from operations:
Investment income	$951	$11,537	$556	$3,501	$1,078
Net realized gain (loss) on investments in portfolio shares	13,845	35,824	3,449	10,499	23,570
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,575	15,336	(1,675)	3,582	(1,993)
Net increase (decrease) in net assets from operations	17,371	62,697	2,330	17,582	22,655
Changes from contract owners transactions:
Contract redemptions	(19,581)	(54,883)	(5,385)	(51,005)	(103,321)
Net transfers	(668,754)	668,754	—	(444,442)	34,986
Net increase (decrease) in net assets from contract owners’ transactions	(688,335)	613,871	(5,385)	(495,447)	(68,335)
Net increase (decrease) in net assets	(670,964)	676,568	(3,055)	(477,865)	(45,680)
Net assets, beginning of period	733,626	137,316	36,215	477,865	112,681
Net assets, end of period	$62,662	$813,884	$33,160	$—	$67,001
*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.
8

	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DREYFUS STOCK INDEX	GROWTH OPPORTUNITIES (b)*	HIGH INCOME (a)*	INVESTMENT GRADE BOND (a)*	OVERSEAS (i)*	REAL ESTATE (a)*	STRATEGIC INCOME	MUTUAL GLOBAL DISCOVERY (b)*	TEMPLETON GLOBAL BOND

$3,895	$12	$—	$33	$—	$11	$602	$—	$—

218	4,472	10,668	2,429	1,455	3,423	(2,217)	(23,353)	(6,116)

99	—	—	29	—	—	—	—	—

7,503	1,015	—	—	—	149	—	—	68
7,820	5,487	10,668	2,458	1,455	3,572	(2,217)	(23,353)	(6,048)

17,178	(9,946)	—	2,164	3	(858)	3,964	23,765	6,397
$28,893	$(4,447)	$10,668	$4,655	$1,458	$2,725	$2,349	$412	$349

	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DREYFUS STOCK INDEX	GROWTH OPPORTUNITIES (b)*	HIGH INCOME (a)*	INVESTMENT GRADE BOND (a)*	OVERSEAS (i)*	REAL ESTATE (a)*	STRATEGIC INCOME	MUTUAL GLOBAL DISCOVERY (b)*	TEMPLETON GLOBAL BOND

$3,895	$12	$—	$33	$—	$11	$602	$—	$—
7,820	5,487	10,668	2,458	1,455	3,572	(2,217)	(23,353)	(6,048)

17,178	(9,946)	—	2,164	3	(858)	3,964	23,765	6,397
28,893	(4,447)	10,668	4,655	1,458	2,725	2,349	412	349

(105)	(34,717)	(100,665)	(75,480)	(41,032)	(23,689)	(90)	(69,022)	(22,596)
194,424	(12,926)	89,997	(1,226)	34,753	(8,799)	(24,064)	(31,089)	19,094

194,319	(47,643)	(10,668)	(76,706)	(6,279)	(32,488)	(24,154)	(100,111)	(3,502)
223,212	(52,090)	—	(72,051)	(4,821)	(29,763)	(21,805)	(99,699)	(3,153)
16,138	52,090	—	72,051	4,821	29,763	39,702	99,699	33,627
$239,350	$—	$—	$—	$—	$—	$17,897	$—	$30,474

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FRANKLIN TEMPLETON VAR. INS. PRD. TRUST (continued)	GUGGENHEIM VARIABLE INSURANCE FUNDS

	U.S. GOVERNMENT SECURITIES (b)*	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY (b)*	RYDEX CONSUMER PRODUCTS (c)*	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$235	$21	$—	$—	$294
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	501	3,106	45,952	69	(52,061)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	501	3,106	45,952	69	(52,061)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6	(3,517)	(66,525)	—	56,399
Net increase (decrease) in net assets from operations	$742	$(390)	$(20,573)	$69	$4,632
Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2016

	FRANKLIN TEMPLETON VAR. INS. PRD. TRUST (continued)	GUGGENHEIM VARIABLE INSURANCE FUNDS

	U.S. GOVERNMENT SECURITIES (b)*	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY (b)*	RYDEX CONSUMER PRODUCTS (c)*	RYDEX ENERGY
Changes from operations:
Investment income	$235	$21	$—	$—	$294
Net realized gain (loss) on investments in portfolio shares	501	3,106	45,952	69	(52,061)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6	(3,517)	(66,525)	—	56,399
Net increase (decrease) in net assets from operations	742	(390)	(20,573)	69	4,632
Changes from contract owners transactions:
Contract redemptions	(21)	(20)	(65,924)	—	(35,333)
Net transfers	(7,904)	(28,374)	(28,759)	(69)	(12,525)
Net increase (decrease) in net assets from contract owners’ transactions	(7,925)	(28,394)	(94,683)	(69)	(47,858)
Net increase (decrease) in net assets	(7,183)	(28,784)	(115,256)	—	(43,226)
Net assets, beginning of period	7,183	50,168	115,256	—	45,666
Net assets, end of period	$—	$21,384	$—	$—	$2,440

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.
10

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT FUNDS - SERVICE (1)*		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT
RYDEX S&P 500 2X STRATEGY (b)*	RYDEX S&P 500 PURE GROWTH (c)*	RYDEX S&P 500 PURE VALUE (a)*	RYDEX TRANSPORTATION (b)*	GOVERNMENT MONEY MARKET (d)*	BALANCED	ENTERPRISE (c)*	EMERGING MARKETS EQUITY	INTERNATIONAL GROWTH (b)*

$—	$—	$2,860	$—	$162	$691	$—	$104	$—
(9,099)	3,798	11,295	(31,908)	—	—	(886)	(8,105)	(9,236)

—	—	—	—	—	—	—	—	—

—	—	7,240	22,816	—	487	—	—	—
(9,099)	3,798	18,535	(9,092)	—	487	(886)	(8,105)	(9,236)

12,155	(1,012)	3,839	10,006	—	349	(244)	13,969	8,708
$3,056	$2,786	$25,234	$914	$162	$1,527	$(1,130)	$5,968	$(528)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT FUNDS - SERVICE (1)*		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT
RYDEX S&P 500 2X STRATEGY (b)*	RYDEX S&P 500 PURE GROWTH (c)*	RYDEX S&P 500 PURE VALUE (a)*	RYDEX TRANSPORTATION (b)*	GOVERNMENT MONEY MARKET (d)*	BALANCED	ENTERPRISE (c)*	EMERGING MARKETS EQUITY	INTERNATIONAL GROWTH (b)*

$—	$—	$2,860	$—	$162	$691	$—	$104	$—
(9,099)	3,798	18,535	(9,092)	—	487	(886)	(8,105)	(9,236)

12,155	(1,012)	3,839	10,006	—	349	(244)	13,969	8,708
3,056	2,786	25,234	914	162	1,527	(1,130)	5,968	(528)

(16,937)	(9,096)	(664,910)	(59,393)	(31,018)	1	—	(31,201)	(6,620)
(259,409)	(136,318)	395,031	(27,219)	(61,138)	—	(12,534)	(1,827)	(56,552)

(276,346)	(145,414)	(269,879)	(86,612)	(92,156)	1	(12,534)	(33,028)	(63,172)
(273,290)	(142,628)	(244,645)	(85,698)	(91,994)	1,528	(13,664)	(27,060)	(63,700)
273,290	142,628	244,645	85,698	140,676	35,329	13,664	31,453	63,700
$—	$—	$—	$—	$48,682	$36,857	$—	$4,393	$—

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	ALL ASSET	LONG TERM US GOVERNMENT (i)*	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND (b)*

Investment income:
Income dividends from investments in portfolio shares	$1,443	$1,685	$657	$71	$2,557
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	1,933	16	(765)	(18,376)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	75	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	162	—	—
Net realized gain (loss) on investments in portfolio shares	—	1,933	253	(765)	(18,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,026	18,060	62	1,743	27,155
Net increase (decrease) in net assets from operations	$6,469	$21,678	$972	$1,049	$11,336

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	ALL ASSET	LONG TERM US GOVERNMENT (i)*	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND (b)*

Changes from operations:
Investment income	$1,443	$1,685	$657	$71	$2,557
Net realized gain (loss) on investments in portfolio shares	—	1,933	253	(765)	(18,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,026	18,060	62	1,743	27,155
Net increase (decrease) in net assets from operations	6,469	21,678	972	1,049	11,336
Changes from contract owners transactions:
Contract redemptions	(4)	(137,263)	(9)	(3)	(83,836)
Net transfers	—	(44,036)	7,389	(83)	(36,114)
Net increase (decrease) in net assets from contract owners’ transactions	(4)	(181,299)	7,380	(86)	(119,950)
Net increase (decrease) in net assets	6,465	(159,621)	8,352	963	(108,614)
Net assets, beginning of period	50,026	159,621	40,205	6,399	108,614
Net assets, end of period	$56,491	$—	$48,557	$7,362	$—
*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.
12

PIMCO VARIABLE INSURANCE TRUST - ADVISOR (continued)				AMUNDI PIONEER VARIABLE INSURANCE TRUST (K)*				T. ROWE PRICE EQUITY SERIES

HIGH YIELD	LOW DURATION (b)*	REAL RETURN	TOTAL RETURN	DISCIPLINED VALUE (e)*	EQUITY INCOME	HIGH YIELD (a)*	MID CAP VALUE (b)*	BLUE CHIP GROWTH II

$2,435	$807	$1,640	$21,757	$1,199	$658	$900	$—	$—

(138)	(5,038)	(164)	(31,613)	(13,550)	6,274	(4,879)	3,765	7,484

—	—	—	—	—	—	—	—	—

—	—	—	—	5,242	743	—	—	—
(138)	(5,038)	(164)	(31,613)	(8,308)	7,017	(4,879)	3,765	7,484

3,175	4,991	2,200	37,189	5,947	(3,347)	6,768	(3,318)	(8,866)
$5,472	$760	$3,676	$27,333	$(1,162)	$4,328	$2,789	$447	$(1,382)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR (continued)				AMUNDI PIONEER VARIABLE INSURANCE TRUST (K)*				T. ROWE PRICE EQUITY SERIES

HIGH YIELD	LOW DURATION (b)*	REAL RETURN	TOTAL RETURN	DISCIPLINED VALUE (e)*	EQUITY INCOME	HIGH YIELD (a)*	MID CAP VALUE (b)*	BLUE CHIP GROWTH II

$2,435	$807	$1,640	$21,757	$1,199	$658	$900	$—	$—
(138)	(5,038)	(164)	(31,613)	(8,308)	7,017	(4,879)	3,765	7,484

3,175	4,991	2,200	37,189	5,947	(3,347)	6,768	(3,318)	(8,866)
5,472	760	3,676	27,333	(1,162)	4,328	2,789	447	(1,382)

(97)	(89,814)	(47)	(509,607)	(68)	(77,572)	(24,170)	(25,740)	(48,698)
10,223	(34,141)	(502)	259,073	(54,310)	72,489	(11,185)	—	3,564

10,126	(123,955)	(549)	(250,534)	(54,378)	(5,083)	(35,355)	(25,740)	(45,134)
15,598	(123,195)	3,127	(223,201)	(55,540)	(755)	(32,566)	(25,293)	(46,516)
37,458	123,195	72,688	1,025,975	55,540	18,797	32,566	25,293	63,531
$53,056	$—	$75,815	$802,774	$—	$18,042	$—	$—	$17,015

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)		VANECK VIP TRUST (f)*		VANGUARD VARIABLE INSURANCE FUNDS
	EQUITY INCOME II (b)*	HEALTH SCIENCES II (b)*	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$263	$—	$22	$27	$857
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,133)	(949)	(826)	(2,308)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	19
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	24	—	1,480
Net realized gain (loss) on investments in portfolio shares	(5,133)	(949)	(802)	(2,308)	1,499
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,534	(14,636)	349	5,558	1,300
Net increase (decrease) in net assets from operations	$1,664	$(15,585)	$(431)	$3,277	$3,656

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)		VANECK VIP TRUST (f)*		VANGUARD VARIABLE INSURANCE FUNDS
	EQUITY INCOME II (b)*	HEALTH SCIENCES II (b)*	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED
Changes from operations:
Investment income	$263	$—	$22	$27	$857
Net realized gain (loss) on investments in portfolio shares	(5,133)	(949)	(802)	(2,308)	1,499
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,534	(14,636)	349	5,558	1,300
Net increase (decrease) in net assets from operations	1,664	(15,585)	(431)	3,277	3,656
Changes from contract owners transactions:
Contract redemptions	(6,095)	(93,162)	(3)	—	—
Net transfers	(105,984)	(29,051)	3,729	(846)	—
Net increase (decrease) in net assets from contract owners’ transactions	(112,079)	(122,213)	3,726	(846)	—
Net increase (decrease) in net assets	(110,415)	(137,798)	3,295	2,431	3,656
Net assets, beginning of period	110,415	137,798	4,749	5,600	33,194
Net assets, end of period	$—	$—	$8,044	$8,031	$36,850
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.
14

VANGUARD VARIABLE INSURANCE FUNDS (continued)					VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST

CAPITAL GROWTH (b)*	INTERNATIONAL	SMALL COMPANY GROWTH (b)*	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES (i)*	INTERNATIONAL (g)*	INTERNATIONAL SELECT (h)*	TOTAL

$1,048	$611	$134	$3,944	$1,336	$—	$—	$61	$70,655

3,170	4,371	(8,924)	1,417	21,507	(7,627)	(947)	(895)	(98,836)

16	—	161	71	39	—	—	—	509

2,284	711	3,248	399	3,445	—	—	247	135,496
5,470	5,082	(5,515)	1,887	24,991	(7,627)	(947)	(648)	37,169

(5,913)	1,726	3,756	(2,727)	(7,711)	4,642	413	558	185,259
$605	$7,419	$(1,625)	$3,104	$18,616	$(2,985)	$(534)	$(29)	$293,083

VANGUARD VARIABLE INSURANCE FUNDS (continued)					VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST

CAPITAL GROWTH (b)*	INTERNATIONAL	SMALL COMPANY GROWTH (b)*	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES (i)*	INTERNATIONAL (g)*	INTERNATIONAL SELECT (h)*	TOTAL

$1,048	$611	$134	$3,944	$1,336	$—	$—	$61	$70,655
5,470	5,082	(5,515)	1,887	24,991	(7,627)	(947)	(648)	37,169

(5,913)	1,726	3,756	(2,727)	(7,711)	4,642	413	558	185,259
605	7,419	(1,625)	3,104	18,616	(2,985)	(534)	(29)	293,083

(91,111)	(43,904)	—	(75,054)	(105,044)	(79,388)	—	—	(3,012,732)
(44,407)	76,555	(36,095)	217,633	91,812	57,312	(9,169)	(6,967)	—

(135,518)	32,651	(36,095)	142,579	(13,232)	(22,076)	(9,169)	(6,967)	(3,012,732)
(134,913)	40,070	(37,720)	145,683	5,384	(25,061)	(9,703)	(6,996)	(2,719,649)
134,913	3,921	37,720	26,235	83,444	25,061	9,703	6,996	5,534,607
$—	$43,991	$—	$171,918	$88,828	$—	$—	$—	$2,814,958

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements

Years Ended December 31, 2017 and 2016

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The PHL Variable Accumulation Account II (“Account”) is a separate investment account of PHL Variable Insurance Company (“Company”). The Company is a Connecticut stock life insurance company and is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). On June 20, 2016, Nassau Reinsurance Group Holdings, L.P. (“Nassau Re”) completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the New York state Department of Financial Services (“NYDFS”). Founded in April 2015, Nassau Re is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. Phoenix became a privately held, wholly-owned subsidiary of Nassau Re, serving as its U.S. life and annuity platform. As part of the transaction, Nassau Re contributed $100 million of new equity capital to Phoenix at closing. Additionally, Nassau Re funded $80 million of new equity capital to Nassau Re’s reinsurance affiliate related to a reinsurance agreement between this affiliate and PHL Variable. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.

The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established October 25, 2007 and commenced operations on April 7, 2008. The Account is used as a funding vehicle for an individual variable annuity contract, Phoenix Portfolio Advisor, issued by the Company and the contract is registered under the Securities Act of 1933. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Connecticut Insurance Code. The Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. Effective May 1, 2010, the Account was no longer offered.

(b)	The Contracts

The following investment options are available as of December 31, 2017:

ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

AMUNDI PIONEER VARIABLE CONTRACTS TRUST

Equity Income Portfolio II

DREYFUS INVESTMENT PORTFOLIOS – Service

Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND – Service

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class 2

Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – Class 2

Templeton Global Bond Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Multi-Hedge Strategies Fund

Rydex Energy Fund

INVESCO VARIABLE INSURANCE FUNDS – Class I

Government Money Market Fund

JANUS HENDERSON VIT FUNDS – Service

Balanced Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST – Administrative

All Asset Portfolio

Short-Term Portfolio

PIMCO VARIABLE INSURANCE TRUST – Advisor

CommodityRealReturn Strategy Portfolio

High Yield Portfolio

Real Return Bond Portfolio

Total Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

VANECK VIP INSURANCE TRUST

Emerging Markets Fund – Initial Class

Global Hard Assets Fund – Class S

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

International Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being include in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. The Account is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

At each financial reporting date, the separate account financials statements includes an aggregate amount of net assets allocated to future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period beings when amounts accumulated under the contract (the contract value) are applied according the payment method selected by the contract owner.

(g)	Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. The Account has determined there is no impact on its financial statements.

(h)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Breakage

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $21 for the year ended December 31, 2017 and there was no breakage for the year ended December 31, 2016.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $5,760 and $7,523 for the years ended December 31, 2017 and December 31, 2016, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,200 and $950 for the years ended December 31, 2017 and December 31, 2016, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $10,266 and $10,193 for the years ended December 31, 2017 and December 31, 2016, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3)	Financial Instruments and Fair Value

FASB ASC 820, Fair Value Measurement and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within difference levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

● Level 1 –	Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is determined and published and is the basis for current

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

transaction for identical assets or liabilities at the measurement date.
• Level 2 –

Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.

• Level 3 –

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation input.

The Account recognized transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and any other levels as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

Fair Value Measurements Using

	Total as of 12/31/2017	Level 1	Level 2	Level 3
Separate Account Investments	$3,047,768	$3,047,768	$—	$—

The cost of purchases and proceeds from sales of investrments for the year ended December 31, 2017 are:

Description	Cost of Purchases	Proceeds from Sales
ALPS Conservative ETF Asset Allocation I	$1,461	$815
ALPS Growth ETF Asset Allocation II	56,178	76,817
ALPS Income and Growth ETF Asset Allocation II	1,914	5,526
Dreyfus Small Cap Stock Index Fund – Serv	4,012	15,341
Dreyfus Stock Index – Serv	12,761	45,746
Fidelity VIP Strategic Income – Serv II	19,836	730
Franklin Templeton Global Bond	17,035	1,198
Guggenheim Multi-Hedge Strategies	13,666	6,329
Guggenheim Rydex Energy	2,818	2,225
Invesco V.I. Money Market I	11,103	17,494
Janus Aspen Balanced – Service	639	—
Lazard Retirement Emerging Markets	91	11
PIMCO VIT All Asset – Admin	70,448	372
PIMCO VIT CommodityRealReturn Strategy – Adv	12,272	1,507
PIMCO VIT High Yield – Advisor	9,492	10,843
PIMCO VIT Real Return – Advisor	1,560	64,714
PIMCO VIT Short-Term – Admin	1,354	711
PIMCO VIT Total Return – Advisor	26,594	188,679
Pioneer Equity Income VCT Class II	1,937	7,835
T. Rowe Price Blue Chip Growth II	4,880	1,276
Van Eck VIP Emerging Markets	7,514	880
Vanguard VIF Balanced	2,336	—
Vanguard VIF International	51,331	2,707
Vanguard VIF Total Bond Market Index	35,078	143
Vanguard VIF Total Stock Market Index	108,244	13,464
	$474,554	$ 465,363

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners’ equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2017 for each fund in the Account.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The contract expense rates consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation:
Conservative Portfolio
December 31, 2017	49	$1.35	$66	6.30%	1.78%	N/A
December 31, 2016	49	1.27	63	4.10%	0.42%	N/A
December 31, 2015	603	1.22	734	-0.81%	0.42%	N/A
December 31, 2014	51	1.23	62	2.50%	1.03%	N/A
December 31, 2013	51	1.20	61	2.56%	0.16%	N/A
Growth Portfolio
December 31, 2017	519	1.68	873	17.48%	1.33%	N/A
December 31, 2016	568	1.43	814	9.16%	1.80%	N/A
December 31, 2015	105	1.31	137	-2.24%	1.39%	N/A
December 31, 2014	682	1.34	915	4.69%	1.01%	N/A
December 31, 2013	930	1.28	1,192	16.36%	1.78%	N/A
Income and Growth Portfolio
December 31, 2017	21	1.47	31	9.70%	1.60%	N/A
December 31, 2016	25	1.34	33	6.35%	1.56%	N/A
December 31, 2015	29	1.26	36	-1.56%	1.37%	N/A
December 31, 2014	33	1.28	42	3.23%	1.06%	N/A
December 31, 2013	37	1.24	46	7.83%	1.35%	N/A
Amundi Pioneer Variable Contracts Trust:
Equity Income Portfolio
December 31, 2017	6	2.28	13	15.15%	1.42%	N/A
December 31, 2016	9	1.98	18	20.00%	1.76%	N/A
December 31, 2015	11	1.65	19	0.00%	1.87%	N/A
December 31, 2014	11	1.65	19	13.01%	2.64%	N/A
December 31, 2013	20	1.46	29	28.07%	1.67%	N/A
The Dreyfus Investment Portfolios – Service
Small Cap Stock Index Portfolio
December 31, 2017	22	2.70	60	12.50%	0.69%	N/A
December 31, 2016	28	2.40	67	25.65%	1.13%	N/A
December 31, 2015	59	1.91	113	-2.05%	0.72%	N/A
December 31, 2014	59	1.95	116	4.84%	0.61%	N/A
December 31, 2013	67	1.86	124	40.91%	0.00%	N/A
Dreyfus Stock Index Fund – Service
December 31, 2017	105	2.30	243	21.05%	1.43%	N/A
December 31, 2016	126	1.90	239	11.11%	2.13%	N/A
December 31, 2015	9	1.71	16	1.18%	1.50%	N/A
December 31, 2014	23	1.69	39	12.67%	1.60%	N/A
December 31, 2013	9	1.50	14	31.58%	1.53%	N/A
Fidelity Variable Insurance Products – Service:
Strategic Income Portfolio
December 31, 2017	22	1.71	38	7.55%	3.63%	N/A
December 31, 2016	11	1.59	18	8.16%	2.27%	N/A
December 31, 2015	27	1.47	40	-2.00%	2.88%	N/A
December 31, 2014	18	1.50	28	3.45%	2.14%	N/A
December 31, 2013	32	1.45	46	0.00%	3.04%	N/A
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund
December 31, 2017	29	1.62	47	1.89%	0.00%	N/A
December 31, 2016	19	1.59	30	3.25%	0.00%	N/A
December 31, 2015	22	1.54	34	-4.35%	8.30%	N/A
December 31, 2014	17	1.61	28	1.90%	4.08%	N/A
December 31, 2013	—	1.58	—	1.28%	3.37%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund
December 31, 2017	29	$1.03	$30	4.04%	0.00%	N/A
December 31, 2016	22	0.99	21	-1.00%	0.07%	N/A
December 31, 2015	50	1.00	50	2.04%	0.79%	N/A
December 31, 2014	22	0.98	21	4.26%	0.00%	N/A
December 31, 2013	22	0.94	20	2.17%	0.00%	N/A
Rydex Energy Fund
December 31, 2017	4	0.76	3	-6.17%	0.00%	N/A
December 31, 2016	3	0.81	2	30.65%	1.37%	N/A
December 31, 2015	74	0.62	46	-29.55%	0.42%	N/A
December 31, 2014	75	0.88	66	-19.27%	0.22%	N/A
December 31, 2013	—	1.09	—	23.86%	0.00%	N/A
Invesco Variable Insurance Funds:
Government Money Market Fund
December 31, 2017	4	10.07	42	0.50%	0.56%	N/A
December 31, 2016	5	10.02	49	0.10%	0.07%	N/A
December 31, 2015	14	10.01	141	0.00%	0.01%	N/A
December 31, 2014	50	10.01	497	0.00%	0.01%	N/A
December 31, 2013	55	10.01	555	0.10%	0.04%	N/A
Janus Henderson VIT – Service:
Balanced Portfolio
December 31, 2017	21	2.10	44	17.98%	1.40%	N/A
December 31, 2016	21	1.78	37	4.09%	1.96%	N/A
December 31, 2015	21	1.71	35	0.59%	1.64%	N/A
December 31, 2014	21	1.70	35	8.28%	1.50%	N/A
December 31, 2013	29	1.57	45	19.85%	1.15%	N/A
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2017	4	1.28	6	28.00%	1.80%	N/A
December 31, 2016	4	1.00	4	20.48%	0.49%	N/A
December 31, 2015	38	0.83	31	-20.19%	1.07%	N/A
December 31, 2014	44	1.04	45	-4.59%	2.59%	N/A
December 31, 2013	10	1.09	11	-0.91%	0.63%	N/A
PIMCO Variable Insurance Trust: Administrative:
All Asset Portfolio
December 31, 2017	84	1.58	133	12.86%	5.90%	N/A
December 31, 2016	40	1.40	56	12.90%	2.68%	N/A
December 31, 2015	40	1.24	50	-8.82%	3.39%	N/A
December 31, 2014	40	1.36	55	0.74%	4.84%	N/A
December 31, 2013	76	1.35	103	0.00%	4.35%	N/A
Short-Term Portfolio
December 31, 2017	41	1.21	50	1.68%	1.70%	N/A
December 31, 2016	41	1.19	49	2.59%	1.58%	N/A
December 31, 2015	35	1.16	40	0.87%	0.95%	N/A
December 31, 2014	35	1.15	40	0.88%	0.70%	N/A
December 31, 2013	35	1.14	39	0.88%	0.76%	N/A
PIMCO Variable Insurance Trust: Advisor:
CommodityRealReturn Strategy Portfolio
December 31, 2017	35	0.51	18	2.00%	12.23%	N/A
December 31, 2016	15	0.50	7	16.28%	1.01%	N/A
December 31, 2015	15	0.43	6	-25.86%	4.25%	N/A
December 31, 2014	11	0.58	6	-18.31%	0.27%	N/A
December 31, 2013	10	0.71	7	-15.48%	2.12%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

PIMCO Variable Insurance Trust: Advisor: (continued)
High Yield Portfolio
December 31, 2017	28	$1.88	$52	6.21%	4.78%	N/A
December 31, 2016	30	1.77	53	12.74%	5.13%	N/A
December 31, 2015	24	1.57	37	-1.88%	5.10%	N/A
December 31, 2014	28	1.60	45	3.23%	5.10%	N/A
December 31, 2013	24	1.55	38	5.44%	5.47%	N/A
Real Return Portfolio
December 31, 2017	10	1.37	13	3.79%	2.32%	N/A
December 31, 2016	57	1.32	76	4.76%	2.17%	N/A
December 31, 2015	58	1.26	73	-2.33%	4.10%	N/A
December 31, 2014	57	1.29	73	3.20%	1.31%	N/A
December 31, 2013	57	1.25	71	-9.42%	0.95%	N/A
Total Return Portfolio
December 31, 2017	423	1.56	662	4.70%	1.92%	N/A
December 31, 2016	538	1.49	803	2.76%	1.99%	N/A
December 31, 2015	706	1.45	1,026	0.00%	4.67%	N/A
December 31, 2014	729	1.45	1,057	4.32%	2.00%	N/A
December 31, 2013	791	1.39	1,100	-2.11%	2.04%	N/A
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio
December 31, 2017	9	2.88	26	35.85%	0.00%	N/A
December 31, 2016	8	2.12	17	0.47%	0.00%	N/A
December 31, 2015	30	2.11	64	10.47%	0.00%	N/A
December 31, 2014	54	1.91	103	9.14%	0.00%	N/A
December 31, 2013	70	1.75	122	41.13%	0.00%	N/A
VanEck VIP Insurance Trust:
Emerging Markets Fund
December 31, 2017	12	1.58	20	51.92%	0.31%	N/A
December 31, 2016	8	1.04	8	0.00%	0.37%	N/A
December 31, 2015	5	1.04	5	-14.05%	0.54%	N/A
December 31, 2014	5	1.21	6	-0.82%	0.49%	N/A
December 31, 2013	5	1.22	6	11.93%	3.15%	N/A
Global Hard Assets Fund
December 31, 2017	10	0.75	8	-2.60%	0.00%	N/A
December 31, 2016	10	0.77	8	45.28%	0.26%	N/A
December 31, 2015	10	0.53	6	-34.57%	0.03%	N/A
December 31, 2014	10	0.81	8	-19.00%	0.00%	N/A
December 31, 2013	10	1.00	10	9.89%	0.50%	N/A
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2017	20	2.10	42	14.75%	2.31%	N/A
December 31, 2016	20	1.83	37	10.91%	2.48%	N/A
December 31, 2015	20	1.65	33	0.00%	2.36%	N/A
December 31, 2014	20	1.65	33	10.00%	2.18%	N/A
December 31, 2013	33	1.50	49	20.00%	2.40%	N/A
International Portfolio
December 31, 2017	73	1.63	119	42.98%	0.82%	N/A
December 31, 2016	38	1.14	44	1.79%	1.28%	N/A
December 31, 2015	3	1.12	4	-0.88%	1.69%	N/A
December 31, 2014	8	1.13	9	-6.61%	1.43%	N/A
December 31, 2013	8	1.21	9	23.47%	1.40%	N/A
Total Bond Market Index Portfolio
December 31, 2017	145	1.44	208	3.60%	2.41%	N/A
December 31, 2016	124	1.39	172	2.96%	2.35%	N/A
December 31, 2015	19	1.35	26	0.00%	2.24%	N/A
December 31, 2014	19	1.35	26	5.47%	0.00%	N/A
December 31, 2013	—	1.28	—	-2.29%	0.00%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

Vanguard Variable Insurance Fund: (continued)
Total Stock Market Index Portfolio
December 31, 2017	86	$2.38	$204	20.81%	1.47%	N/A
December 31, 2016	45	1.97	89	12.57%	1.17%	N/A
December 31, 2015	48	1.75	83	0.57%	1.26%	N/A
December 31, 2014	60	1.74	104	12.26%	1.36%	N/A
December 31, 2013	65	1.55	101	33.62%	1.54%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(5)	Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		49,216.8	—	(624.3)	48,592.5
Growth ETF Asset Allocation II		567,515.5	1,323.0	(50,031.5)	518,807.0
Income and Growth ETF Asset Allocation II		24,765.7	—	(3,864.4)	20,901.3
AMUNDI PIONEER VARIABLE CONTRACTS TRUST:
Equity Income VCT II	a	9,126.7	79.1	(3,662.4)	5,543.4
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		27,942.2	241.3	(6,033.4)	22,150.1
DREYFUS STOCK INDEX FUND:		125,882.9	2,000.3	(22,403.4)	105,479.8
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Strategic Income		11,252.5	11,258.3	(436.5)	22,074.3
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Global Bond II		19,209.1	10,306.0	(731.9)	28,783.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		21,554.0	13,718.1	(6,382.9)	28,889.2
Rydex Energy		3,012.5	3,895.2	(3,059.2)	3,848.5
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market I		4,859.6	1,082.5	(1,744.2)	4,197.9
JANUS HENDERSON VIT – Service	b
Balanced		20,718.2	—	—	20,718.2
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		4,388.7	—	(9.1)	4,379.6
PIMCO VARIABLE INSURANCE TRUST – Administrative
All Asset		40,474.2	43,381.7	(240.6)	83,615.3
Short-Term		40,925.1	430.6	(586.8)	40,768.9
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		14,829.2	23,181.8	(3,075.8)	34,935.2
High Yield		30,027.7	3,851.5	(6,040.9)	27,838.3
Real Return		57,433.9	459.9	(48,187.4)	9,706.4
Total Return		538,184.4	8,555.8	(123,259.4)	423,480.8
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		8,015.3	1,697.4	(542.3)	9,170.4
VANECK VIP INSURANCE TRUST:
Emerging Markets		7,699.7	5,395.1	(631.3)	12,463.5
Global Hard Assets		10,467.5	—	—	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	—	—	20,147.6
International		38,427.7	36,089.9	(1,727.1)	72,790.5
Total Bond Market Index		123,834.3	21,116.0	(100.7)	144,849.6
Total Stock Market Index		45,181.6	46,752.2	(6,122.4)	85,811.4
		1,865,092.6	234,815.7	(289,497.9)	1,810,410.4
*	See Footnote 6 for details.

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(5)	Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		602,769.6	—	(553,552.8)	49,216.8
Growth ETF Asset Allocation II		105,031.3	501,989.8	(39,505.6)	567,515.5
Income and Growth ETF Asset Allocation II		28,771.1	—	(4,005.4)	24,765.7
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock	a	252,373.2	—	(252,373.2)	—
Small Cap Stock Index		59,082.1	17,487.0	(48,626.9)	27,942.2
DREYFUS STOCK INDEX FUND:		9,458.5	118,865.7	(2,441.3)	125,882.9
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Growth Opportunities	b	27,981.7	460.9	(28,442.5)	—
High Income	a	—	120,417.3	(120,417.3)	—
Investment Grade Bond	a	51,946.0	9,122.2	(61,068.1)	—
Overseas	i	4,546.6	44,088.0	(48,634.6)	—
Real Estate	a	17,318.2	—	(17,318.2)	—
Strategic Income		26,963.7	11,308.8	(27,020.0)	11,252.5
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Global Discovery II	b	66,421.6	—	(66,421.6)	—
Templeton Global Bond II		21,819.4	37,760.4	(40,370.7)	19,209.1
U.S. Government Securities II	b	5,740.6	72,947.4	(78,688.0)	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		50,321.4	780.1	(29,547.5)	21,554.0
Rydex Biotechnology	b	28,478.3	—	(28,478.5)	—
Rydex Consumer Products	c	—	2,230.1	(2,230.1)	—
Rydex Energy		74,056.0	4,334.4	(75,377.9)	3,012.5
Rydex S&P 500 2X Strategy	b	153,861.4	—	(153,861.4)	—
Rydex S&P 500 Pure Growth	c	67,511.1	213,013.9	(280,525.1)	—
Rydex S&P 500 Pure Value	a	141,494.8	1,613,094.0	(1,754,588.8)	—
Rydex Transportation	b	48,778.4	—	(48,778.4)	—
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market I	d	14,056.5	363,524.5	(372,721.4)	4,859.6
JANUS HENDERSON VIT FUNDS – SERVICE:	l
Balanced		20,718.2	—	—	20,718.2
Enterprise	c	7,136.7	—	(7,136.7)	—
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		37,949.0	—	(33,560.3)	4,388.7
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
International Growth	b	48,683.8	—	(48,683.6)	—
PIMCO VARIABLE INSURANCE TRUST – Administrative
All Asset		40,476.9	—	(2.7)	40,474.2
Long-Term US Government	i	92,418.8	15,829.9	(108,248.8)	—
Short-Term		34,689.7	7,479.4	(1,244.0)	40,925.1
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		14,805.7	1,633.8	(1,610.3)	14,829.2
Emerging Markets Bond	b	76,966.8	—	(76,966.9)	—
High Yield		23,814.7	7,628.0	(1,415.0)	30,027.7
Low Duration	b	97,668.6	—	(97,668.6)	—
Real Return		57,867.5	205.8	(639.4)	57,433.9
Total Return		705,531.0	255,775.8	(423,122.4)	538,184.4

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

AMUNDI PIONEER VARIABLE INSURANCE TRUST:	k
Disciplined Value VCT II	e	44,307.1	22,379.6	(66,686.7)	—
Equity Income VCT II		11,365.9	45,140.8	(47,380.0)	9,126.7
High Yield VCT II	a	21,422.9	—	(21,422.8)	—
Mid Cap Value VCT II	b	16,218.1	—	(16,218.1)	—
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		30,087.7	38,528.0	(60,600.4)	8,015.3
Equity Income II	b	77,053.6	19,097.1	(96,150.7)	—
Health Sciences II	b	36,291.0	16,087.6	(52,378.6)	—
VANECK VIP INSURANCE TRUST:	f
Emerging Markets		4,550.8	5,368.7	(2,219.8)	7,699.7
Global Hard Assets		10,467.5	14,841.8	(14,841.8)	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	—	—	20,147.6
Capital Growth	b	65,499.9	—	(65,499.9)	—
International		3,489.3	71,345.8	(36,407.4)	38,427.7
Small Company Growth	b	17,426.7	—	(17,426.7)	—
Total Bond Market Index		19,364.1	156,678.9	(52,208.7)	123,834.3
Total Stock Market Index		47,771.9	57,704.2	(60,294.5)	45,181.6
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities	i	14,705.4	29,963.0	(44,668.4)	—
WANGER ADVISORS TRUST:
International	g	7,408.3	—	(7,408.3)	—
International Select	h	6,280.5	—	(6,280.5)	—
		3,571,367.2	3,897,112.7	(5,603,387.4)	1,865,092.6
*	See Footnote 6 for details.

(6)	Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2017:

a)	Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.
b)	Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

For the period ending December 31, 2016:

a)	For the period January 1, 2016 through August 24, 2016 (liquidation of fund).
b)	For the period January 1, 2016 through August 15, 2016 (liquidation of fund).
c)	For the period January 1, 2016 through May 10, 2016 (liquidation of fund).
d)	Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.
e)	For the period January 1, 2016 through June 2, 2016 (liquidation of fund).
f)	VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.
g)	For the period January 1, 2016 through March 28, 2016 (liquidation of fund).
h)	For the period January 1, 2016 through April 29, 2016 (liquidation of fund).
i)	For the period January 1, 2016 through December 7, 2016 (liquidation of fund).
j)	ALPS Morningstar ETF Assets Allocation Series was formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016
k)	Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.
l)	Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of PHL Variable Insurance Company and Contract Owners of the PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2017, the related statements of operations and changes in net assets for the year then ended, and the related notes including the financial highlights in Note 4 for the year then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of operations and changes in net assets for the year ended December 31, 2016, and the financial highlights for each of the years in the four-year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 26, 2017, expressed an unqualified opinion on those financial statements and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of The Phoenix Companies, Inc.’s separate accounts since 2015.

Hartford, Connecticut

April 27, 2018

APPENDIX

ALPS Variable Investment Trust

Morningstar ETF Asset Allocation: Conservative ETF Portfolio

Morningstar ETF Asset Allocation: Growth ETF Portfolio

  Morningstar ETF Asset Allocation: Income and Growth ETF Portfolio

Amundi Pioneer Variable Contracts Trust(1)

Equity Income Portfolio(1)

Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio

Dreyfus Stock Index Fund — Service

Fidelity Variable Insurance Products — Service

Strategic Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Fund

Guggenheim Variable Insurance Funds

Multi-Hedge Strategies Fund

Rydex Energy Fund

Invesco Variable Insurance Funds

Government Money Market Fund

Janus Henderson VIT Funds — Service(1)

Balanced Portfolio(1)

Lazard Retirement Series, Inc.

Emerging Markets Equity Portfolio

PIMCO Variable Insurance Trust — Administrative

All Asset Portfolio

Short-Term Portfolio

PIMCO Variable Insurance Trust — Advisor

CommodityRealReturn Strategy Portfolio

High Yield Portfolio

Real Return Portfolio

Total Return Portfolio

T. Rowe Price Equity Series, Inc.

Blue Chip Growth Portfolio II

VanEck VIP Trust

Emerging Markets Fund

Global Hard Assets Fund

Vanguard Variable Insurance Fund

Balanced Portfolio

International Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

(1)	See Note 6 to the financial statements for the former name of the sub-account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors PHL Variable Insurance Company and Contract Owners of PHL Variable Accumulation Account II

We have audited the accompanying statement of operations and changes in net assets of PHL Variable Accumulation Account II (the “Account”) for the year ended December 31, 2016, and the financial highlights for each of the four years in the period ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of its operations, changes in its net assets of PHL Variable Accumulation Account II for the year ended December 31, 2016, and financial highlights for each of the four years in the periods ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

New York, New York

April 26, 2017

PHL Variable Accumulation Account II

SPONSOR

PHL Variable Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP